Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 9,873,000	$ 1,100,000	$ 1,439,000	$ 12,412,000
MEXICO
Total	9,873,000	1,100,000	1,439,000	12,412,000
MEXICO | Federal Government of Mexico
Total	$ 9,873,000	$ 1,100,000	984,000	11,957,000
MEXICO | Municipal Government of San Sebastian
Total			$ 455,000	$ 455,000